UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Magidson
Title:    Managing Member
Phone:    (617) 310-5190

Signature, Place and Date of Signing:


/s/ Paul Magidson             Boston, Massachusetts          February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $243,240
                                       (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
               ITEM 1             ITEM 2       ITEM 3     ITEM 4        ITEM 5           ITEM 6    ITEM 7       Item 8

                                 TITLE OF                 VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER          CLASS       CUSIP     (X1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE       SHARED  NONE
           --------------          -----       -----     -------   -------   --- ----  ----------  -----   ----       ------  ----
ANWORTH MORTGAGE ASSET CP      COM           037347101    11,564   1,400,000 SH           SOLE     NONE    1,400,000
AON CORP                       COM           037389103     6,797     142,526 SH           SOLE     NONE      142,526
BANK OF AMERICA CORPORATION    COM           060505104     6,189     150,000 SH           SOLE     NONE      150,000
BANKATLANTIC BANCORP           CL A          065908501     3,712     905,300 SH           SOLE     NONE      905,300
BENJAMIN FRANKLIN BANCORP IN   COM           082073107     3,151     240,000 SH           SOLE     NONE      240,000
BANKFINANCIAL CORP             COM           06643P104     1,547      97,761 SH           SOLE     NONE       97,761
BOARDWALK BANCORP INC          COM           09661Q103     3,796     172,132 SH           SOLE     NONE      172,132
COMMERCE BANCORP INC NJ        COM           200519106    10,915     286,172 SH           SOLE     NONE      286,172
CENTURY BANCORP INC            CL A NON VTG  156432106     4,532     224,692 SH           SOLE     NONE      224,692
DOWNEY FINL CORP               COM           261018105     1,244      40,000 SH           SOLE     NONE       40,000
ESSA BANCORP INC               COM           29667D104     9,269     823,953 SH           SOLE     NONE      823,953
FIRST CMNTY BANCORP CALIF      COM           31983B101     2,474      60,000 SH           SOLE     NONE       60,000
FLUSHING FINL CORP             COM           343873105     2,179     135,754 SH           SOLE     NONE      135,754
FIDELITY NATIONAL FINANCIAL    CL A          31620R105     4,393     300,655 SH           SOLE     NONE      300,655
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW       38144H208     2,181   1,371,600 SH           SOLE     NONE    1,371,600
GREENLIGHT CAPITAL RE LTD      CLASS A       G4095J109     2,609     125,500 SH           SOLE     NONE      125,500
GATX CORP                      COM           361448103     8,648     235,768 SH           SOLE     NONE      235,768
HOME FEDERAL BANCORP INC       COM           43709A101     1,879     187,200 SH           SOLE     NONE      187,200
LEGACY BANCORP INC             CL A          52463G105     1,906     143,729 SH           SOLE     NONE      143,729
LANDAMERICA FINL GROUP INC     COM           514936103     2,905      86,833 SH           SOLE     NONE       86,833
METROPOLITAN HEALTH NETWORKS   COM           592142103     3,826   1,600,900 SH           SOLE     NONE    1,600,900
MF GLOBAL LTD                  SHS           G60642108     4,721     150,000 SH           SOLE     NONE      150,000
MFA MTG INVTS INC              COM           55272X102    16,928   1,830,000 SH           SOLE     NONE    1,830,000
NEWBRIDGE BANCORP              COM           65080T102     2,190     202,951 SH           SOLE     NONE      202,951
NEWPORT BANCORP INC            COM           651754103     3,623     307,000 SH           SOLE     NONE      307,000
PEOPLES UNITED FINANCIAL INC   COM           712704105       445      25,000 SH           SOLE     NONE       25,000
SIGNATURE BK NEW YORK N Y      COM           82669G104     4,496     133,213 SH           SOLE     NONE      133,213
SCBT FINANCIAL CORP            COM           78401V102     3,677     116,098 SH           SOLE     NONE      116,098
STATE STR CORP                 COM           857477103    64,960     800,000     PUT      SOLE     NONE      800,000
SUN BANCORP INC                COM           86663B102     3,319     210,347 SH           SOLE     NONE      210,347
SOVEREIGN BANCORP INC          COM           845905108     7,125     625,000 SH           SOLE     NONE      625,000
TAL INTL GROUP INC             COM           874083108     4,941     217,000 SH           SOLE     NONE      217,000
THORNBURG MTG INC              COM           885218107    15,708   1,700,000     PUT      SOLE     NONE    1,700,000
UNIONBANCAL CORP               COM           908906100     5,869     120,000 SH           SOLE     NONE      120,000
UNITED FINANCIAL BANCORP INC   COM           91030T109     4,884     440,000 SH           SOLE     NONE      440,000
WILLIS LEASE FINANCE CORP      COM           970646105     4,640     370,000 SH           SOLE     NONE      370,000

SK 21745 0002 852653